Equity	6 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY
11.	EQUITY

Ordinary Shares

The Company is authorized to issue up to an unlimited number of Ordinary Shares.

As of June 30, 2021, the Company had 20,384,630 shares issued and outstanding.

On July 16, 2021, the Company entered into certain securities purchase agreement with certain non-affiliated institutional investors pursuant to which the Company sold 15,000,000 of its ordinary shares and warrants to purchase 15,000,000 Ordinary Shares in a registered direct offering (“July Registered Direct Offering”), for gross proceeds of approximately $22.5 million and net proceeds of approximately $20.8 million. The warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $1.50.

On September 16, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 14,152,000 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $0.8875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $10.05 million (“September Private Placement”). The transaction was closed on October 7, 2021.

On October 14, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 15,814,652 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $0.875 per Share, at a price of $0.71 per Unit, for an aggregate purchase price of approximately $11.07 million (“October Private Placement”). The transaction was closed on November 5, 2021.

On October 14, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 4,000,000 ordinary shares of the Company, no par value, at a price of $0.57 per share, for an aggregate purchase price of approximately $2.28 million. The transaction was closed on November 5, 2021.

On November 5, 2021, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell an aggregate of 27,740,512 units (the “Units”), each Unit consisting of one ordinary share of the Company, no par value and three warrants to purchase one share each with an initial exercise price of $1.05 per Share, at a price of $0.875 per Unit, for an aggregate purchase price of approximately $24.27 million (“November Private Placement”). The transaction was closed on November 10, 2021.

In November 2021, certain institutional investors of July Registered Direct Offering exercised warrants to purchase 4,450,000 ordinary shares of the Company, no par value, for an aggregate purchase price of approximately $6.68 million.

On December 9, 2021, the Company issued 325,000 ordinary shares to the Company’s chief executive officer as a part of the compensation expenses. The share price was $0.67 per share on issuance date. The Company recorded share-based compensation expenses of $217,751.

As of December 31, 2021, the Company had 101,866,794 shares issued and outstanding.

Warrants

A summary of warrants activity for the six months ended December 31, 2021 and 2020 was as follows:

	Number of shares	Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2020	2,396,747	3.67 years	*
Decrease for reverse stock split	(2,157,072)
Balance of warrants outstanding as of December 31, 2020	239,675	3.17 years	*

Balance of warrants outstanding as of July 1, 2021	18,402,197
Granted in July Registered Direct Offering	15,000,000	5 years	July 15, 2026
Granted in September Private Placement	4,717,333	5.5 years	March 15, 2027
Granted in October Private Placement	5,271,551	5.5 years	April 13, 2027
Granted in November Private Placement	9,246,837	5.5 years	May 4, 2027
Exercise of July Registration Direct Offering	(4,450,000)		*
Balance of warrants outstanding as of December 31, 2021	48,187,918	5.21 years	*

Private placement warrants

In connection with the September Private Placement, October Private Placement and November Private Placement, the Company issued warrants to purchase 4,717,333 ordinary shares, 5,271,551 ordinary shares and 9,246,837 ordinary shares, respectively. These warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $0.8875 per share, $0.875 per share, and $1.05 per share, respectively, for cash. The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the warrant Shares. The warrants shall expire five and a half (5.5) years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

The warrants were classified as equity as they were indexed to the Company’s own stocks and classified as the Company’s equity.

Registered direct offering warrants and placement agent warrants

In connection with the July Registered Direct Offering, the Company also issued warrants to purchase 15,000,000 Ordinary Shares. The warrants will be exercisable immediately following the date of issuance for a period of five years at an initial exercise price of $1.50. The purchase price for each Ordinary Share and the corresponding Warrant is $1.50. Each Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. Upon the occurrence of a Fundamental Transaction (as defined in the Warrants), the Warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value (as defined in the Warrants) of such portion of such Warrant to be redeemed.

The warrants were classified as equity as they were indexed to the Company’s own stocks and classified as the Company’s equity.